Item G.1.a.ii. Provision of financial support

(a)	Description of nature of support: Seed capital investments in FS Multi-Alternative Income Fund (the “Registrant”).

(b)	Person providing support: Franklin Square Holdings, L.P. (“FS Investments”) and FSMAIF SCV Feeder I LLC (the “Feeder”).

(c)

Brief description of relationship between the person providing support and the Registrant: FS Investments is the Registrant’s sponsor and the parent of the Registrant’s investment adviser. The Feeder is a wholly-owned special purpose finance vehicle of FS Investments.

(d) Date support provided:	3/28/2019:	$ 800,000	(Feeder)
	4/30/2019:	$40,000	(FS Investments)
	6/20/2019:	$6,800,000	(Feeder)
	9/30/2019:	$200,000	(Feeder)

(e)	Amount of support: See above.

(f)	Security supported (if applicable): Not applicable.

(g)	Value of security supported on date support was initiated (if applicable): Not applicable.

(h)

Brief description of reason for support: FS Investments directly (and indirectly through the Feeder) made the investments in order to provide the Registrant with sufficient capital to establish an initial portfolio of investments and, as the parent company to the Registrant’s investment adviser, to demonstrate the alignment of its interests with those of Registrant shareholders.

(i)	Term of support: None.

(j)	Brief description of any contractual restrictions relating to support: None.